Condensed Financial Statements of Parent Company (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income	$ 1,346	$ 1,201	$ 1,312	$ 1,235	$ 1,104	$ 1,122	$ 1,021	$ 1,015	$ 5,094	$ 4,262	$ 3,513
Adjustments to reconcile net income to net cash from operating activities:
Amortization									1,636	1,569	1,300
Changes in other assets									289	667	2,391
Changes in other liabilities									(667)	4	(2,458)
Net cash from operating activities									10,364	9,642	12,545
Cash flows from investing activities:
Sale of securities									8,790	9,369	3,310
Purchases of securities									(40,687)	(69,564)	(43,651)
Net cash from investing activities									(13,438)	(16,643)	(31,118)
Cash flows from financing activities:
Issuance of common stock									130	123	127
Repurchase of common stock									(192)	(75)
Cash dividends paid									(1,780)	(1,648)	(1,578)
Net cash from financing activities									4,519	8,910	11,624
Net change in cash									1,445	1,909	(6,949)
Beginning cash and cash equivalents				19,034				17,125	19,034	17,125	24,074
Ending cash and cash equivalents	20,479				19,034				20,479	19,034	17,125
Parent Company
Cash flows from operating activities:
Net income									5,094	4,262	3,513
Adjustments to reconcile net income to net cash from operating activities:
Equity in undistributed net income of subsidiary									(2,742)	(2,596)	(1,843)
Amortization									2	2
Expense of restricted stock units									10
Changes in other assets									(2)	(1)	50
Changes in other liabilities									37	(10)	17
Net cash from operating activities									2,399	1,657	1,737
Cash flows from investing activities:
Sale of securities									70
Purchases of securities									(125)	(409)
Net cash from investing activities									(55)	(409)
Cash flows from financing activities:
Issuance of common stock									130	123	127
Repurchase of common stock									(192)	(75)
Cash dividends paid									(1,780)	(1,648)	(1,578)
Net cash from financing activities									(1,842)	(1,600)	(1,451)
Net change in cash									502	(352)	286
Beginning cash and cash equivalents				135				487	135	487	201
Ending cash and cash equivalents	$ 637				$ 135				$ 637	$ 135	$ 487